Restricted Stock Units Activity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of stock options
Compensation expense not yet recognized related to non-vested RSU's	$ 96
Weighted average period for total compensation expense not yet recognized	2.2
Excess tax benefit for restricted stock units and other equity-based compensation	$ 18
Number of Restricted Stock Units
Summary of stock options
Non-vested at January 1	4.8
Granted	1.5
Vested	(2.7)
Forfeited	(0.2)
Non-vested at December 31	3.4
Estimate of Fair Value, Fair Value Disclosure [Member]
Summary of stock options
Non-vested at January 1	$ 33.02
Granted	$ 49.41
Vested	$ 25.91
Forfeited	$ 40.41
Non-vested at December 31	$ 42.47